Segment information - Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 9,668	€ 7,880	€ 6,764
Cost of revenue	7,077	5,865	5,042
Gross profit	2,591	2,015	1,722
Premium
Disclosure of operating segments [line items]
Revenue	8,460	7,135	6,086
Cost of revenue	5,986	5,126	4,443
Gross profit	2,474	2,009	1,643
Ad-Supported
Disclosure of operating segments [line items]
Revenue	1,208	745	678
Cost of revenue	1,091	739	599
Gross profit	€ 117	€ 6	€ 79